MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED MARCH 7, 2013 TO

PROSPECTUS DATED JULY 31, 2012

On February 15, 2013, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Allianz Global Investors Capital LLC (“Allianz”) as a sub-adviser to the Multi-Manager Small Cap Fund (the “Small Cap Fund”), effective February 22, 2013, and the appointment of Summit Creek Advisors, LLC (“Summit Creek”) to sub-advise a portion of the Small Cap Fund, effective on or about March 7, 2013. From February 22, 2013 until March 7, 2013, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut managed the portion of the Small Cap Fund previously managed by Allianz.

All references to Allianz in the Prospectus are hereby deleted.

1.	The paragraph under the “FUND SUMMARIES – Multi-Manager Small Cap Fund – MANAGEMENT” section on page 25 of the Prospectus is replaced with:

Investment Advisers and Sub-Advisers. The Northern Trust Company of Connecticut, a direct subsidiary of Northern Trust Corporation, and Northern Trust Investments, Inc., an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager Small Cap Fund. Cardinal Capital Management, L.L.C., Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management, LLC, Riverbridge Partners, LLC and Summit Creek Advisors, LLC each serves as a sub-adviser of the Fund.

2.	The following is added to the “FUND SUMMARIES – Multi-Manager Small Cap Fund – PORTFOLIO MANAGERS” table beginning on page 25 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Summit Creek Advisors, LLC
Joseph J. Docter, CFA	Co-Founder and Senior Portfolio Manager	March 2013
Adam N. Benson, CFA	Co-Founder and Senior Portfolio Manager	March 2013

3.	The following is added to the “FUND MANAGEMENT – Multi-Manager Small Cap Fund” section beginning on page 39 of the Prospectus:

Summit Creek Advisors, LLC (“Summit Creek”). Summit Creek has managed a portion of the Fund since March 2013. Summit Creek is located at 120 South 6th Street, Suite 2200, Minneapolis, MN 55402. As of January 31, 2013, Summit Creek had assets under management of approximately $563 million. Summit Creek was founded in 2005. Mr. Joseph J. Docter, CFA, and Mr. Adam N. Benson, CFA, are the co-founders and co-portfolio managers of Summit Creek, and each owns 50% of the firm. Mr. Docter and Mr. Benson have been portfolio managers and analysts at Summit Creek since its founding. Summit Creek is purely focused on investing in small-cap growth companies with consistent earnings growth of at least 15% with quality characteristics and appropriate valuations.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (3/13)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated March 7, 2013 to Statement of Additional Information dated July 31, 2012

On February 15, 2013, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of Allianz Global Investors Capital LLC (“Allianz”) as a sub-adviser to the Multi-Manager Small Cap Fund (the “Small Cap Fund”), effective February 22, 2013, and the appointment of Summit Creek Advisors, LLC (“Summit Creek”) to sub-advise a portion of the Small Cap Fund, effective on or about March 7, 2013. From February 22, 2013 until March 7, 2013, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut managed the portion of the Small Cap Fund previously managed by Allianz.

All references to Allianz in the SAI are hereby deleted.

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 52 of the SAI with respect to the Multi-Manager Small Cap Fund is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Small Cap Fund	Cardinal Capital Management, L.L.C. (“Cardinal”)
Denver Investment Advisors LLC (“Denver  Investments”)
Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”)
Riverbridge Partners, LLC (“Riverbridge”)
Summit Creek Advisors, LLC (“Summit Creek”)

2.	The following is added to the ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 53 of the SAI:

Summit Creek

Summit Creek is a Minnesota limited liability company and is 50% owned by Joseph J. Docter, CFA, and 50% owned by Adam N. Benson, CFA.

3.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section beginning on page 65 of the SAI under “Multi-Manager Small Cap Fund”:

Multi-Manager Small Cap Fund	Summit Creek Joseph J. Docter, CFA Adam N. Benson, CFA

4.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers – Multi-Manager Small Cap Fund” beginning on page 87 of the SAI:

Summit Creek

The table below discloses the accounts within each type of category listed below for which Joseph J. Docter, CFA, was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2013.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	1	$38	0	$0
Other Accounts:	33	$522	0	$0

The table below discloses the accounts within each type of category listed below for which Adam N. Benson, CFA, was jointly and primarily responsible for day-to-day portfolio management as of January 31, 2013.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	1	$38	0	$0
Other Accounts:	33	$522	0	$0

5.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Multi-Manager Small Cap Fund” beginning on page 118 of the SAI:

Summit Creek

Potential conflicts of interest may arise because the Summit Creek investment team engages in small-cap growth portfolio management activities for other accounts. Examples of other accounts include, without limitation, separately managed accounts and institutional accounts. Summit Creek seeks to ensure that no client account receives preferential treatment relative to other accounts, including the Multi-Manager Small Cap Fund. Summit Creek’s investment team attempts to allocate portfolio transactions across accounts on a fair and equitable basis, and seeks to attain best execution for security transactions including allocation of soft dollar transactions.

With respect to employees involved in making and executing securities recommendations for client accounts or who have access to such information (“Access Persons”), the Summit Creek code of ethics (the “Code”) contains a number of policies and procedures designed to address conflicts of interest based on the fundamental principle that Access Persons owe their chief duty and loyalty to Summit Creek’s clients. Under the policies and procedures, Access Persons are, among other things:

•

Required to provide the chief compliance officer with information concerning personal securities transactions (including any mutual funds for which Summit Creek serves as investment adviser or subadviser) such as initial and annual holdings reports, quarterly transaction reports and copies of brokerage statements and transaction confirmations;

•	Prohibited from investing in initial public offerings, from short-term trading (including market timing of mutual funds), and from excessive personal trading;
•	Required to obtain the chief compliance officer’s approval before engaging in most personal securities transactions; and
•

Limited from implementing any securities transaction for their personal accounts until seven calendar days have elapsed from the date of most recent activity in that security within client accounts, unless the security has been completely liquidated from all client accounts

Summit Creek’s soft dollar policy is prefaced on the principle that brokerage commissions are the property of the client. With this in mind, Summit Creek seeks to obtain best execution, minimize transaction costs, and use brokerage to benefit clients when effecting transactions.

Summit Creek’s soft dollar policy employs the traditional definition of soft dollar arrangements: those products or services provided to the investment manager by someone other than the executing broker, commonly known as “third-party” research. Summit Creek does not claim compliance with the Association for Investment Management Research (“AIMR”) Soft Dollar Standards, which define soft dollar arrangements to include research provided by the executing broker, commonly known as “proprietary” or “in-house” research, in addition to third-party research.

Summit Creek’s soft dollar policy considers appropriate only those third party provided products or services that primarily directly assist Summit Creek in its investment decision-making process and not in the management of the firm. This coincides with the AIMR Soft Dollar Standards’ definition of research. Determinations are regularly made that a given service provides lawful and appropriate assistance to the investment decision-making process and that the cost of the service bears a reasonable relationship to the value of the research or service being provided. Summit Creek does not enter into agreements or understandings with any broker regarding the placement of securities transactions because of research services they provide. Summit Creek is not affiliated with any broker-dealer. Summit Creek selects brokers primarily on the basis of their execution capabilities and trading expertise; however, the direction of transactions to such brokers may also be based on the quality and amount of the research and research-related services they provide to Summit Creek and indirectly to our clients. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and are designed to augment the firm’s own internal research and investment strategy capabilities.

Summit Creek’s soft dollar policy and practice dictate that only trades executed on an agency basis will be used for soft dollar arrangements. Any stock deemed difficult to trade or lacking liquidity is not a candidate for soft dollar direction. Consistent with its obligation to seek best execution on client transactions, Summit Creek may utilize commissions paid to brokers for NASDAQ agency transactions to obtain certain research and research-related services. For the purposes of the AIMR Soft Dollar Standards, soft dollar arrangements include transactions executed on an agency or principal basis. While Summit Creek’s policy is to seek best execution, there may be occasions where the transaction costs charged by a broker may be greater than those that another broker may charge if Summit Creek determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage and research services provided by the executing broker. Summit Creek believes that it is able to negotiate costs on client transactions which are competitive and consistent with its execution policy.

Soft dollar products and services include a wide variety of written reports on individual companies and industries of particular interest to Summit Creek for the benefit of the clients, general economic conditions, pertinent federal and state legislative developments and changes in accounting practices; direct access by telephone to, or meetings with, leading research analysts, corporate management personnel, industry experts, leading economists and government officials, comparative performance evaluation and technical measurement services; availability of economic advice; quotation services; and services from recognized experts on investment matters of particular interest to Summit Creek. In addition to the foregoing, services may comprise the use of or be delivered by computer systems whose software and hardware components (including trading and related software) may be provided to Summit Creek as part of the services. In any case in which the foregoing systems can be used for both research and non-research purposes, Summit Creek makes an appropriate allocation of those uses and pays hard dollars for that portion of the system that is not research or research related.

6.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager Small Cap Fund” beginning on page 135 of the SAI:

Summit Creek

The compensation of investment professionals is determined by the success of the firm (i.e., superior results for clients) which is ultimately tied to performance and assets under management. Compensation of investment professionals is made through profit distributions since the portfolio managers own 100% of the firm (a limited liability company). As firm revenues are a product of both performance and asset growth, it is not possible to measure how compensation is impacted by asset growth, but the primary responsibility for the portfolio managers is to generate superior performance for the firm’s clients.

7.	The following information, as of January 31, 2013, is added under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 139 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Summit Creek
Joseph J. Docter, CFA	Multi-Manager Small Cap Fund	$0
Adam N. Benson, CFA	Multi-Manager Small Cap Fund	$0